Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value [Line Items]
Derivative liabilities
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value [Line Items]
Derivative liabilities
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value [Line Items]
Derivative liabilities	$ 153,206	$ 86,884